Investments - Teekay LNG - BG International Limited Joint Venture - Additional Information (Detail)	1 Months Ended	6 Months Ended
	Jun. 30, 2014 Vessel m³	Jun. 30, 2015 Vessel
Net Investment Income [Line Items]
Equity method investment, ownership interest		16.04%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | 30% Ownership [Member]
Net Investment Income [Line Items]
Number of vessels	2
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | 20% Ownership [Member]
Net Investment Income [Line Items]
Number of vessels	2
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Number of vessels	4	4
Volume of vessels | m³	174,000
Operating lease arrangement period, lessor	20 years
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 30% Ownership [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 20% Ownership [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	20.00%